Cover	Sep. 04, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A amends the Current Report on Form 8-K filed on September 5, 2025 (the “Original 8-K”) to include the consulting fees paid to an entity owned by Michael A. Tapp, which were inadvertently omitted. No other changes were made to the Original 8-K.
Document Period End Date	Sep. 04, 2025
Entity File Number	001-36404
Entity Registrant Name	XTI AEROSPACE, INC.
Entity Central Index Key	0001529113
Entity Tax Identification Number	88-0434915
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8123 InterPort Blvd.
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	800
Local Phone Number	680-7412
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	XTIA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false